CONTRACT ASSETS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)		Jun. 30, 2023 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Non-current contract assets	$ 12,282		¥ 89,085		$ 13,006		¥ 89,713		¥ 91,035
Less: impairment allowance, Non-current	(4)		(27)		(4)		(27)		(27)
Current contract assets	2,460		17,842		3,138		21,647		15,331
Less: impairment allowance, Current	(586)		(4,252)		(102)		(706)		(535)
Contract asset	14,742		106,927		16,144		111,360		106,366
Service Concession Assets [Member]
IfrsStatementLineItems [Line Items]
Non-current contract assets	12,286	[1]	89,112	[1]	13,010	[2]	89,740	[1]	91,062	[2]
Current contract assets	1,023	[1]	7,423	[1]	1,076	[2]	7,423	[1]	7,423	[2]
Other Contract Assets [Member]
IfrsStatementLineItems [Line Items]
Current contract assets	$ 2,023	[3]	¥ 14,671	[3]	$ 2,164	[4]	¥ 14,930	[3]	¥ 8,443	[4]

[1]	Service concession assets bearing an imputed interest of 7% arose from the Group's revenue from construction service under a build-own-transfer ("BOT") arrangement rendered by the Group's subsidiary, Shaoguan Angrui Environmental Technology Development Co., Limited ("Shaoguan Angrui"). The facilities that the service concession arrangement relate to were under construction phases from June 2018 to December 2020 and commenced operation in January 2021.
[2]	Service concession assets bearing an imputed interest of 7% arose from the Group's revenue from construction service under a BOT arrangement rendered by the Group's subsidiary, Shaoguan Angrui. The facilities that the service concession arrangement relate to were under construction phases from June 2018 to January 2021 and commenced operation in January 2021.
[3]	The balances as of December 31, 2022 and June 30, 2023 comprised contract assets arising from performance under certain water treatment plant construction service contracts. Such contracts include payment schedules that require progress payments over the service periods when milestones are reached.
[4]	The balances as of December 31, 2021 and 2022 comprised contract assets arising from performance under a water treatment plant construction service contract. Such contracts include payment schedules that require progress payments over the service periods when milestones are reached.